Vessels, net (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jan. 08, 2024
Net Book Value [Abstract]
Beginning balance	$ 88,708,051
Ending balance	74,885,936
Assets Held for Sale [Abstract]
Gain on sale of vessels	19,559,432	$ 40,548,776
Vessels [Member]
Vessel Cost [Abstract]
Beginning balance	94,124,368
Improvements, and other vessel costs	2,918
Vessel disposals	(13,765,451)
Ending balance	80,361,835
Accumulated Depreciation [Abstract]
Beginning balance	(5,416,317)
Vessel disposals	2,097,555
Depreciation	(2,157,137)
Ending balance	(5,475,899)
Net Book Value [Abstract]
Beginning balance	88,708,051
Improvements, and other vessel costs	2,918
Vessel disposals	(11,667,896)
Depreciation	(2,157,137)
Ending balance	74,885,936
M/T Wonder Sirius [Member]
Assets Held for Sale [Abstract]
Sales price			$ 33,800,000
Gain on sale of vessels	$ 19,600,000